    As filed with the Securities and Exchange Commission on January 23, 2004

                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No. 811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [_]

                       Post-Effective Amendment No. 15 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 16 [X]

                                UBS MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                               Dechert LLP 1775 I
                                  Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300


It is proposed that this filing will become effective:

[_]       Immediately upon filing pursuant to Rule 485(b)
[ ]       On ________________ pursuant to Rule 485(b)
[_]       60 days after filing pursuant to Rule 485(a)(1)
[ ]       On _____________ pursuant to Rule 485(a)(1)
[X]       75 days after filing pursuant to Rule 485(a)(2)
[_]       On _____________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Money Market Fund and UBS Select Treasury Fund

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


Preliminary Prospectus        Subject to Completion        January 23, 2004

[UBS GLOBAL ASSET MANAGEMENT LOGO]





INSTITUTIONAL MONEY MARKET FUNDS

UBS SELECT MONEY MARKET FUND

UBS SELECT TREASURY FUND





















Prospectus


April   , 2004


This prospectus offers Institutional and Financial Intermediary shares in the two money market funds listed above. Each class has different ongoing expenses.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
     Not FDIC insured. May lose value. No bank guarantee.
--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

Contents


THE FUNDS
What every investor should know about the funds
UBS Select Money Market Fund
     Investment Objective, Strategies and Risks ......... Page 3
     Performance ........................................ Page 4
     Expenses and Fee Tables ............................ Page 5
UBS Select Treasury Fund
     Investment Objective, Strategies and Risks ......... Page 6
     Performance ........................................ Page 6
     Expenses and Fee Tables ............................ Page 7
More About Risks and Investment Strategies .............. Page 8

YOUR INVESTMENT
Information for managing your fund account
     Managing your fund account ......................... Page 10
     -Buying Shares ..................................... Page 10
     -Selling Shares .................................... Page 12
     -Exchanging Shares ................................. Page 12
     -Additional Information About Your Account ......... Page 13
     -Pricing and Valuation ............................. Page 17

ADDITIONAL INFORMATION
Additional important information about the funds
     Management ......................................... Page 17
     Dividends and Taxes ................................ Page 19
     Financial Highlights ............................... Page 20
     Where to learn more about the funds ................ Back Cover


--------------------------------------------------------------------------------
          The funds are not a complete or balanced investment program.
--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------



Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk-Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk-The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk-The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  3

UBS Select Money Market Fund
--------------------------------------------------------------------------------



Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES

                                  TOTAL RETURN

                      5.22%   6.47%   4.20%   1.79%   1.08%

                      1999    2000    2001    2002    2003

                                 CALENDAR YEAR

Best quarter during years shown: 3rd and 4th quarters, 2000 - 1.66% Worst quarter during years shown: 3rd and 4th quarters, 2003 - 0.24%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2003


                          INSTITUTIONAL SHARES    FINANCIAL INTERMEDIARY SHARES
(INCEPTION DATE)                 (8/10/98)                  (12/29/98)*
------------------------  ----------------------  ------------------------------
One year ...............            1.08%                        N/A
Five years .............            3.73%                        N/A
Life of Class ..........            3.86%                       0.43%**


----------

* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

** The performance shown reflects only the performance of the Financial Intermediary shares from May 28, 2003 (reissuance of shares) through December 31, 2003. It does not reflect the performance of the Financial Intermediary shares for prior limited periods during which those shares were outstanding.



--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------



Expenses and Fee Tables

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) ....   None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)


                                                                         FINANCIAL
                                                      INSTITUTIONAL     INTERMEDIARY
                                                          SHARES           SHARES
                                                     ---------------   -------------
Management Fees ..................................         0.18%             0.18%
Distribution and/or Service (12b-1) Fees .........         None              None
Other Expenses ...................................
 Shareholder Servicing Fee .......................   None            0.25%
 Miscellaneous Expenses* .........................   None            None
                                                     ----            ----
                                                           0.00%             0.25%
                                                           ----              ----
Total Annual Fund Operating Expenses** ...........         0.18%             0.43%
                                                           ====              ====


----------

* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           --------   ---------   ---------   ---------
Institutional shares ...................      $18        $ 58        $101        $230
Financial Intermediary shares ..........       44         138         241         542


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  5

UBS Select Treasury Fund
--------------------------------------------------------------------------------




Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund will invest at least 80% of its net assets in securities issued by the US Treasury and in related repurchase agreements.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund to quickly take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk-Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk-The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE


There is no performance information quoted for the fund as the fund had not commenced operations as of the date of this prospectus.



--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Select Treasury Fund
--------------------------------------------------------------------------------




Expenses and Fee Tables

FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):


Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) ....   None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................   None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)


                                                                         FINANCIAL
                                                      INSTITUTIONAL     INTERMEDIARY
                                                          SHARES           SHARES
                                                     ---------------   -------------
Management Fees ..................................        0.18%             0.18%
Distribution and/or Service (12b-1) Fees .........        None              None
Other Expenses ...................................
 Shareholder Servicing Fee .......................  None           0.25%
 Miscellaneous Expenses* .........................  None           None
                                                    ----           ----
                                                          0.00%             0.25%
                                                          ----              ----
Total Annual Fund Operating Expenses** ...........        0.18%             0.43%
                                                          ====              ====


----------

* Miscellaneous expenses are based on estimated amounts for the current fiscal year. UBS Global AM estimates that these expenses will be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR     3 YEARS
                                           --------   --------
Institutional shares ...................      $18       $ 58
Financial Intermediary shares ..........       44        138




--------------------------------------------------------------------------------

UBS Global Asset Management                                                  7

--------                                                       --------


UBS Institutional Money Market Funds
--------------------------------------------------------------------------------


MORE ABOUT RISKS AND INVESTMENT STRATEGIES


PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. The Select Money Market Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


ADDITIONAL RISK

Structured Security Risk. The Select Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.


UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

Each fund may invest to a limited extent in shares of similar money market funds.


The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.





























--------------------------------------------------------------------------------
UBS Global Asset Management                                                  9

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------




Managing Your Fund Account

The following pages tell you how to buy, sell and exchange shares of each fund.



If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S AUTOMATED PURCHASING ACCOUNT SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS."

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

The funds offer two separate classes of shares-Institutional shares and Financial Intermediary shares-as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.

o You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of the fund's average daily net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------





to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent, and UBS Global AM are all open for business.


Orders to buy shares of a fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).


The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.



The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire Instructions. Instruct your bank to transfer federal funds by wire to:


To: PNC Bank
    Philadelphia, PA
    ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE:  Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

A financial intermediary or your bank may impose a service charge for wire transfers.


Minimum Investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to March [ ], 2004, and (2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.


Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 11

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------





aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.

Electronic Trade Entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.


Selling Shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.


Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).


Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application, with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You may exchange Institutional shares of a fund for Institutional shares of the other fund. You also may exchange Institutional shares of UBS LIR Government


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------


Securities Fund or UBS LIR Treasury Securities Fund, as well as Select shares of UBS LIR Government Securities Fund, for Institutional shares of either fund.

In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of the other fund if the other fund is available through your financial intermediary. You also may exchange Financial Intermediary shares of UBS LIR Treasury Securities Fund for Financial Intermediary shares of either fund if it is available through your financial intermediary.


The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based on the net asset value per share on the day that the exchange is accepted.


Exchange orders for each fund are accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.


A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------








others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided in the next section of this prospectus.

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.



UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing Your Fund Account."

BUYING SHARES

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Institutional shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------






Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).


The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.


Minimum Investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to March [ ], 2004, and (2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.


SELLING SHARES

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.


Orders to sell shares of the funds received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).


Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------







your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.


EXCHANGING SHARES

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.


You may exchange Institutional shares of a fund for Institutional shares of the other fund. You may also exchange Institutional shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund, as well as Select shares of UBS LIR Government Securities Fund, for Institutional shares of either fund.


The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based on the next determined net asset value per share.


Exchange orders for each fund are accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.


Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------








deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You will need to redeem your shares in the Automated Purchasing Account and to transfer the proceeds to a new Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.


PRICING AND VALUATION


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share for each class is the total value of a fund attributable to that class divided by the total number of shares of that class outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share for each class is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for both funds is normally determined three times each business day as follows:


o noon (Eastern time);

o 2:30 p.m. (Eastern time);

o 5:00 p.m. (Eastern time).


Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.



Management

INVESTMENT ADVISOR

UBS Global AM is the funds' investment advisor, administrator and principal underwriter.

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG. As of September 30, 2003, UBS Global AM had approximately $66.4 billion in assets under management. UBS Global AM is a


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------




member of the UBS Global Asset Management Division, which had approximately $434.1 billion in assets under management worldwide as of September 30, 2003. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

UBS Global AM's contract fee for the management services it provides to each fund is at the annual rate of 0.18% of a fund's average daily net assets. During the fiscal year ended April 30, 2003, UBS Global AM waived part of this fee for the Select Money Market Fund so that the fund paid management fees to UBS Global AM at the effective annual rate of 0.17% of its average daily net assets.

In exchange for this fee, UBS Global AM has agreed to bear all of the funds' expenses other than the shareholder services fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.
























--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------






Dividends and Taxes


DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.


Dividends on Financial Intermediary shares are expected to be lower than dividends on Institutional shares of the same fund because of the higher expenses borne by Financial Intermediary shares.


You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

TAXES

The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance for the UBS Select Money Market Fund since it commenced operations on August 10, 1998. Because UBS Select Treasury Fund is not expected to commence operations until after the date of this prospectus, financial highlights for UBS Select Treasury Fund are not included below.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights for the fiscal periods ended on or prior to April 30, 2003, has been audited by Ernst & Young LLP, independent auditors, whose report appears in the fund's Annual Report to Shareholders. UBS Select Money Market Fund's financial statements are included in the fund's Annual and Semi-Annual Reports to Shareholders. You may obtain copies of a fund's Annual and Semi-Annual Reports to shareholders without charge by calling 1-888-547 FUND.



























--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Financial Highlights


                                                                       INSTITUTIONAL SHARES
                                    -------------------------------------------------------------------------------------------
                                      FOR THE SIX                                                                FOR THE PERIOD
                                         MONTHS                                                                    AUGUST 10,
                                         ENDED                     FOR THE YEARS ENDED APRIL 30,                     1998+
                                      OCTOBER 31,   -----------------------------------------------------------   TO APRIL 30,
                                          2003           2003           2002           2001           2000            1999
                                    --------------- -------------- -------------- -------------- -------------- ---------------
                                      (UNAUDITED)
                                    ---------------
NET ASSET VALUE, BEGINNING
 OF PERIOD ........................     $   1.00       $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                        --------       ---------      ---------      ---------      ---------       --------
Net investment income .............        0.005           0.015          0.029          0.062          0.054         0.037
Dividends from net investment
 income ...........................       (0.005)         (0.015)        (0.029)        (0.062)        (0.054)       (0.037)
Dividends from net realized
 gains from investment
 activities .......................            -           0.000@             -              -              -             -
Total dividends and
 distributions ....................       (0.005)         (0.015)        (0.029)        (0.062)        (0.054)       (0.037)
NET ASSET VALUE, END OF
 PERIOD ...........................    $    1.00       $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                       ---------      ----------     ----------     ----------     ----------      ---------
TOTAL INVESTMENT RETURN(1) ........         0.51%           1.56%          2.96%          6.37%          5.54%         3.81  %
                                       ---------      ----------     ----------     ----------     ----------      ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD
 (000's) ..........................    $6,043,989     $6,335,525     $7,795,414     $3,385,770     $2,290,822    $1,322,807
Expenses to average net assets,
 net of waivers from advisor.......         0.17%*          0.17%          0.16%          0.15%          0.14%         0.07%*
Expenses to average net assets,
 before waivers from advisor.......         0.18%*          0.18%          0.18%          0.18%          0.18%         0.18%*
Net investment income to
 average net assets, net of
 waivers from advisor .............         1.01%*          1.54%          2.70%          6.11%          5.48%         5.06%*
Net investment income to
 average net assets, before
 waivers from advisor .............         1.00%*          1.53%          2.68%          6.08%          5.44%         4.95%*

----------
@     Amount is less than $0.0005 per share.

+     Issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 21

UBS Select Money Market Fund
--------------------------------------------------------------------------------



                                                                  FINANCIAL INTERMEDIARY SHARES(2)
                                           -----------------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                            FOR THE PERIOD MAY 28,   FOR THE PERIOD NOVEMBER 4,    DECEMBER 29, 1998+ TO
                                             2003++ TO OCTOBER 31,       1999++ TO MARCH 6,            FEBRUARY 9,
                                                     2003                       2000                       1999
                                           ------------------------ ---------------------------- -----------------------
                                                  (UNAUDITED)
                                           ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....         $  1.00                     $ 1.00                     $ 1.00
                                                   -------                     ------                     ------
Net investment income ....................           0.003                      0.018                      0.006
Dividends from net investment income .....          (0.003)                    (0.018)                    (0.006)
Dividends from net realized gains from
 investment activities ...................               -                          -                          -
Total dividends and distributions ........          (0.003)                    (0.018)                    (0.006)
NET ASSET VALUE, END OF PERIOD ...........         $  1.00                     $ 1.00                     $ 1.00
                                                   -------                    -------                    -------
TOTAL INVESTMENT RETURN(1) ...............            0.31%                      1.84%                      0.57%
                                                   -------                    -------                    -------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ........         $   150                    $     -                    $     -
Expenses to average net assets, net of
 waivers from advisor ....................            0.42%*                     0.40%*                     0.32%*
Expenses to average net assets, before
 waivers from advisor ....................            0.43%*                     0.43%*                     0.43%*
Net investment income to average net
 assets, net of waivers from advisor .....            0.73%*                     5.11%*                     4.81%*
Net investment income to average net
 assets, before waivers from advisor .....            0.72%*                     5.08%*                     4.70%*



----------

+     Issuance of shares.
++    Reissuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(2) At March 6, 2000 and February 9, 1999, there were no Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at their public offering price.






--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

                                              [UBS GLOBAL ASSET MANAGEMENT LOGO]


TICKER SYMBOL: Institutional Shares-

   UBS Select Money
   Market Fund                  SELXX
   UBS Select Treasury Fund     [   ]

If you want more information about either of the funds, the following documents are available free of charge upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about each fund's investments is available in the fund's Annual and Semi-Annual reports to shareholders. (Reports are not yet available for UBS Select Treasury Fund as of the date of this prospectus as it had not yet commenced operations.)

STATEMENT OF ADDITIONAL INFORMATION

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

UBS Money Series
-UBS Select Money Market Fund
-UBS Select Treasury Fund
Investment Company Act File No. 811-8767

(Copyright) 2004 UBS Global Asset Management (US) Inc.            April  , 2004
All rights reserved.




Institutional Money Market Funds


UBS Select Money Market Fund
UBS Select Treasury Fund


Prospectus

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 23, 2004

[USB GLOBAL ASSET MANAGEMENT]


                          UBS SELECT MONEY MARKET FUND
                            UBS SELECT TREASURY FUND

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION

     UBS Select Money Market Fund ("Select Money Market Fund") and UBS Select Treasury Fund ("Select Treasury Fund") (together, "the funds"), are professionally managed money market funds organized as diversified series of UBS Money Series, an open-end investment management company.

     UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as investment advisor, administrator, and principal underwriter for the funds. UBS Global AM is an indirect wholly owned subsidiary of UBS AG.


     Portions of Select Money Market Fund's Annual Report to Shareholders for its fiscal year ended April 30, 2003, and Semi-Annual Report to Shareholders for the period ending October 31, 2003, are incorporated by reference into this Statement of Additional Information ("SAI"). Select Money Market Fund's Annual Report and Semi-Annual Report to Shareholders accompany this SAI. You may obtain an additional copy of Select Money Market Fund's Annual Report or Semi-Annual Report to Shareholders without charge by calling toll-free 1-888-547 FUND.

     This SAI is not a prospectus and should be read only in conjunction with
the funds' current Prospectus, dated April   , 2004. A copy of the Prospectus
may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. The Prospectus also contains more complete information about each fund. You should read it carefully before investing.

     This SAI is dated April   , 2004.


                               TABLE OF CONTENTS


                                                                                  PAGE
                                                                                 -----
         The Funds and Their Investment Policies .............................     2
         The Funds' Investments, Related Risks and Limitations ...............     3
         Organization of the Trust; Trustees and Officers; Principal Holders
          and Management Ownership of Securities .............................    10
         Investment Advisory, Administration and Principal Underwriting
          Arrangements .......................................................    21
         Portfolio Transactions ..............................................    25
         Additional Information Regarding Redemptions; Financial
          Institutions .......................................................    26
         Valuation of Shares .................................................    27
         Taxes ...............................................................    27
         Other Information ...................................................    28
         Financial Statements ................................................    29

                    THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities, repurchase agreements related to US government securities, and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

     SELECT MONEY MARKET FUND'S investment objective is to earn maximum current income consistent with liquidity and preservation of capital. The fund's investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 331/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 331/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations--Investment Limitations of the Funds" for more information regarding borrowing. The fund may invest in the securities of other investment companies.

     SELECT TREASURY FUND'S investment objective is to earn high current income to the extent consistent with liquidity and the preservation of capital through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the US Treasury and repurchase agreements relating to those instruments. The fund may also invest in the securities of other investment companies that invest in these instruments. Select Treasury Fund's 80% policy, as described above, is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 331/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 331/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations--Investment Limitations of the Funds" for more information regarding borrowing.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the funds' Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     US GOVERNMENT SECURITIES. US Government Securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, and are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Select Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Select Money Market Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Select Money Market Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Select Money Market Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. Select Money Market Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     An investment in ARPS and RPS issued by closed-end funds also is subject to limitations that generally prohibit the fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. Select Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. Select Money Market Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or one or more segregated asset accounts of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements" and--"Illiquid Securities."

     INVESTING IN FOREIGN SECURITIES. Investments by Select Money Market Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Select Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many US and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Select Money Market Fund and Select Treasury Fund each may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special tri-party custodian or sub-custodian that maintains separate accounts for both a fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimal credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Funds' Investments, Related Risks and Limitations-- Segregated Accounts."

     COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, and Select Money Market Fund may invest in certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending programs.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 331/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Investments by Select Money Market Fund in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     UBS Money Series (the "trust") was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently has six series, including UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund, UBS Liquid Assets Fund, LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund. The trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

     The trust is governed by a board of trustees, which oversees its funds' operations. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the trust, the length of time served as a trustee or officer of the trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.


INTERESTED TRUSTEES


                                              TERM OF
                                              OFFICE                                                        OTHER
                             POSITION(S)    AND LENGTH         PRINCIPAL         NUMBER OF PORTFOLIOS   DIRECTORSHIPS
                                 HELD           OF           OCCUPATIONS(S)        IN FUND COMPLEX         HELD BY
   NAME, ADDRESS, AND AGE     WITH TRUST   TIME SERVED+   DURING PAST 5 YEARS    OVERSEEN BY TRUSTEE       TRUSTEE
--------------------------- ------------- -------------- --------------------- ----------------------- --------------
Margo N. Alexander*++; 56   Trustee       Since 1998     Mrs. Alexander is     Mrs. Alexander is a     None
                                                         retired. She was an   director or trustee of
                                                         executive vice        17 investment
                                                         president of UBS      companies
                                                         Financial Services    (consisting of 38
                                                         Inc. (March 1984 to   portfolios) for which
                                                         December 2002).       UBS Global AM or
                                                         She was chief         one of its affiliates
                                                         executive officer     serves as investment
                                                         (from January 1995    advisor, sub-advisor
                                                         to October 2000), a   or manager.
                                                         director (from
                                                         January 1995 to
                                                         September 2001)
                                                         and chairman (from
                                                         March 1999 to
                                                         September 2001) of
                                                         UBS Global AM
                                                         (formerly known as
                                                         Mitchell Hutchins
                                                         Asset Management
                                                         Inc.).

                                           TERM OF
                                           OFFICE                                                         OTHER
                          POSITION(S)    AND LENGTH          PRINCIPAL         NUMBER OF PORTFOLIOS   DIRECTORSHIPS
                              HELD           OF           OCCUPATIONS(S)         IN FUND COMPLEX         HELD BY
 NAME, ADDRESS, AND AGE    WITH TRUST   TIME SERVED+    DURING PAST 5 YEARS    OVERSEEN BY TRUSTEE       TRUSTEE
------------------------ ------------- -------------- ---------------------- ----------------------- --------------
Brian M. Storms*++; 49   Trustee       Since 2003     Mr. Storms is chief    Mr. Storms is a         None
                         and                          executive officer of   director or trustee of
                         Chairman                     UBS Global Asset       21 investment
                         of the                       Management--           companies
                         Board of                     Americas region        (consisting of 81
                         Trustees                     (since July 2002).     portfolios) for which
                                                      Mr. Storms was chief   UBS Global AM or
                                                      executive officer,     one of its affiliates
                                                      president and/or       serves as investment
                                                      chief operating        advisor, subadvisor
                                                      officer of UBS         or manager.
                                                      Global AM and
                                                      certain affiliated
                                                      asset management
                                                      companies from
                                                      1999 to July 2002.
                                                      From 1996 to 1999,
                                                      he was president of
                                                      Prudential
                                                      Investments.



INDEPENDENT TRUSTEES



                                             TERM OF
                                             OFFICE                                                          OTHER
                            POSITION(S)    AND LENGTH         PRINCIPAL         NUMBER OF PORTFOLIOS     DIRECTORSHIPS
                                HELD           OF           OCCUPATIONS(S)         IN FUND COMPLEX          HELD BY
  NAME, ADDRESS, AND AGE     WITH TRUST   TIME SERVED+   DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE        TRUSTEE
-------------------------- ------------- -------------- --------------------- ------------------------ -----------------
Richard Q. Armstrong; 68   Trustee       Since 1998     Mr. Armstrong is      Mr. Armstrong is a       None
R.Q.A. Enterprises                                      chairman and          director or trustee of
One Old Church Road--                                   principal of R.Q.A.   17 investment
Unit #6                                                 Enterprises           companies
Greenwich, CT 06830                                     (management           (consisting of 38
                                                        consulting firm)      portfolios) for which
                                                        (since April 1991     UBS Global AM or
                                                        and principal         one of its affiliates
                                                        occupation since      serves as investment
                                                        March 1995).          advisor, sub-advisor
                                                                              or manager.
David J. Beaubien; 69      Trustee       Since 2001     Mr. Beaubien is       Mr. Beaubien is a        Mr. Beaubien
84 Doane Road                                           retired. From 1991    director or trustee of   is also director
Ware, MA 01082                                          to 2003, he was       17 investment            of IEC
                                                        chairman of Yankee    companies                Electronics,
                                                        Environmental         (consisting of 38        Inc., a
                                                        Systems, Inc., a      portfolios) for which    manufacturer
                                                        manufacturer of       UBS Global AM or         of electronic
                                                        meteorological        one of its affiliates    assemblies.
                                                        measuring systems.    serves as investment
                                                                              advisor, sub-advisor
                                                                              or manager.

                                              TERM OF
                                              OFFICE                                                           OTHER
                             POSITION(S)    AND LENGTH          PRINCIPAL         NUMBER OF PORTFOLIOS     DIRECTORSHIPS
                                 HELD           OF           OCCUPATIONS(S)          IN FUND COMPLEX          HELD BY
   NAME, ADDRESS, AND AGE     WITH TRUST   TIME SERVED+    DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE        TRUSTEE
--------------------------- ------------- -------------- ---------------------- ------------------------ ----------------
Richard R. Burt; 56         Trustee       Since 1998     Mr. Burt is chairman   Mr. Burt is a            Mr. Burt is
1275 Pennsylvania Avenue,                                of Diligence LLC       director or trustee of   also a director
N.W.                                                     (international         17 investment            of Hollinger
Washington, D.C. 20004                                   information and        companies                International
                                                         security firm) and     (consisting of 38        Inc.
                                                         IEP Advisors           portfolios) for which    (publishing),
                                                         (international         UBS Global AM or         HCL
                                                         investments and        one of its affiliates    Technologies,
                                                         consulting firm).      serves as investment     Ltd. (software
                                                                                advisor, sub-advisor     and
                                                                                or manager.              information
                                                                                                         technologies),
                                                                                                         The Central
                                                                                                         European
                                                                                                         Fund, Inc.,
                                                                                                         The Germany
                                                                                                         Fund, Inc.,
                                                                                                         IGT, Inc.
                                                                                                         (provides
                                                                                                         technology to
                                                                                                         gaming and
                                                                                                         wagering
                                                                                                         industry) and
                                                                                                         chairman of
                                                                                                         Weirton Steel
                                                                                                         Corp. (makes
                                                                                                         and finishes
                                                                                                         steel
                                                                                                         products). He
                                                                                                         is also a
                                                                                                         director or
                                                                                                         trustee of
                                                                                                         funds in the
                                                                                                         Scudder
                                                                                                         Mutual Funds
                                                                                                         Family
                                                                                                         (consisting of
                                                                                                         47 portfolios).

                                                 TERM OF
                                                 OFFICE                                                          OTHER
                                POSITION(S)    AND LENGTH         PRINCIPAL         NUMBER OF PORTFOLIOS     DIRECTORSHIPS
                                    HELD           OF           OCCUPATIONS(S)         IN FUND COMPLEX          HELD BY
    NAME, ADDRESS, AND AGE       WITH TRUST   TIME SERVED+   DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE        TRUSTEE
------------------------------ ------------- -------------- --------------------- ------------------------ ----------------
Meyer Feldberg; 61             Trustee       Since 1998     Mr. Feldberg is       Dean Feldberg is a       Dean Feldberg
Columbia University                                         Dean and Professor    director or trustee of   is also a
101 Uris Hall                                               of Management of      31 investment            director of
New York, NY 10027                                          the Graduate School   companies                Primedia Inc.
                                                            of Business,          (consisting of 52        (publishing),
                                                            Columbia University   portfolios) for which    Federated
                                                            (since 1989).         UBS Global AM or         Department
                                                                                  one of its affiliates    Stores, Inc.
                                                                                  serves as investment     (operator of
                                                                                  advisor, sub-advisor     department
                                                                                  or manager.              stores),
                                                                                                           Revlon, Inc.
                                                                                                           (cosmetics),
                                                                                                           Select Medical
                                                                                                           Inc.
                                                                                                           (healthcare
                                                                                                           services) and
                                                                                                           SAPPI, Ltd.
                                                                                                           (producer of
                                                                                                           paper).

Carl W. Schafer; 68            Trustee       Since 1998     Mr. Schafer is        Mr. Schafer is a         Mr. Schafer is
66 Witherspoon Street, #1100                                president of the      director or trustee of   also a director
Princeton, NJ 08512                                         Atlantic Foundation   17 investment            of Labor
                                                            (charitable           companies                Ready, Inc.
                                                            foundation) (since    (consisting of 38        (temporary
                                                            1993).                portfolios) for which    employment),
                                                                                  UBS Global AM or         Guardian Life
                                                                                  one of its affiliates    Insurance
                                                                                  serves as investment     Company
                                                                                  advisor, sub-advisor     Mutual Funds
                                                                                  or manager.              (consisting of
                                                                                                           25 portfolios),
                                                                                                           the Harding,
                                                                                                           Loevner
                                                                                                           Funds
                                                                                                           (consisting of
                                                                                                           three
                                                                                                           portfolios),
                                                                                                           E.I.I. Realty
                                                                                                           Securities
                                                                                                           Trust
                                                                                                           (investment
                                                                                                           company) and
                                                                                                           Frontier Oil
                                                                                                           Corporation.

                                               TERM OF
                                               OFFICE                                                         OTHER
                              POSITION(S)    AND LENGTH          PRINCIPAL         NUMBER OF PORTFOLIOS   DIRECTORSHIPS
                                  HELD           OF           OCCUPATIONS(S)         IN FUND COMPLEX         HELD BY
   NAME, ADDRESS, AND AGE      WITH TRUST   TIME SERVED+    DURING PAST 5 YEARS    OVERSEEN BY TRUSTEE       TRUSTEE
---------------------------- ------------- -------------- ---------------------- ----------------------- --------------
William D. White; 69         Trustee       Since 2001     Mr. White is retired   Mr. White is a          None
P.O. Box 199                                              (since 1994).          director or trustee of
Upper Black Eddy, PA 18972                                                       17 investment
                                                                                 companies
                                                                                 (consisting of 38
                                                                                 portfolios) for which
                                                                                 UBS Global AM or
                                                                                 one of its affiliates
                                                                                 serves as investment
                                                                                 advisor, sub-advisor
                                                                                 or manager.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the trust as defined in the Investment Company Act by virtue of their current or former positions with UBS Global AM and/or any of its affiliates.


OFFICERS

                                             TERM OF OFFICE AND
                          POSITION(S) HELD     LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST         SERVED+               DURING PAST 5 YEARS
------------------------ ------------------ ------------------- -----------------------------------
Debbie Baggett*; 45      Vice President     Since 1999          Ms. Baggett is a director and
                                                                portfolio manager of UBS
                                                                Global AM. Ms. Baggett is a
                                                                vice president of four
                                                                investment companies
                                                                (consisting of ten portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

W. Douglas Beck*; 36     Vice President     Since 2003          Mr. Beck is an executive
                                                                director and head of mutual
                                                                fund product management of
                                                                UBS Global AM (since 2002).
                                                                From March 1998 to November
                                                                2002, he held various positions
                                                                at Merrill Lynch, the most
                                                                recent being first vice president
                                                                and co-manager of the managed
                                                                solutions group. Mr. Beck is
                                                                vice president of 20 investment
                                                                companies (consisting of 79
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

                                             TERM OF OFFICE AND
                          POSITION(S) HELD     LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST         SERVED+               DURING PAST 5 YEARS
------------------------ ------------------ ------------------- ----------------------------------
Thomas Disbrow*; 37      Vice President     Since 2000          Mr. Disbrow is a director and a
                         and Assistant                          senior manager of the mutual
                         Treasurer                              fund finance department of
                                                                UBS Global AM. Prior to
                                                                November 1999, he was a vice
                                                                president of Zweig/Glaser
                                                                Advisers. Mr. Disbrow is a vice
                                                                president and assistant treasurer
                                                                of 17 investment companies
                                                                (consisting of 38 portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

Amy R. Doberman*; 41     Vice President     Since 2000          Ms. Doberman is a managing
                         and Secretary                          director and general counsel of
                                                                UBS Global AM. From
                                                                December 1997 through July
                                                                2000, she was general counsel of
                                                                Aeltus Investment
                                                                Management, Inc.
                                                                Ms. Doberman is vice president
                                                                and assistant secretary of five
                                                                investment companies
                                                                (consisting of 44 portfolios) and
                                                                vice president and secretary of
                                                                17 investment companies
                                                                (consisting of 38 portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

Kris L. Dorr *; 39       Vice President     Since 1998          Ms. Dorr is a director and
                                                                portfolio manager in the
                                                                short-term strategies group of
                                                                UBS Global AM. Ms. Dorr is
                                                                vice president of one investment
                                                                company (consisting of six
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

                                                 TERM OF OFFICE AND
                              POSITION(S) HELD     LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS, AND AGE      WITH THE TRUST         SERVED+               DURING PAST 5 YEARS
---------------------------- ------------------ ------------------- ----------------------------------
Elbridge T. Gerry III*; 46   Vice President     Since 1999          Mr. Gerry is a managing
                                                                    director -- fixed income of UBS
                                                                    Global AM. Mr. Gerry is a vice
                                                                    president of six investment
                                                                    companies (consisting of 12
                                                                    portfolios) for which UBS
                                                                    Global AM or one of its
                                                                    affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

David M. Goldenberg*; 37     Vice President     Since 2002          Mr. Goldenberg is an executive
                             and Assistant                          director and deputy general
                             Secretary                              counsel of UBS Global AM.
                                                                    From 2000 to 2002 he was
                                                                    director, legal affairs at Lazard
                                                                    Asset Management. Mr.
                                                                    Goldenberg served in various
                                                                    capacities, including most
                                                                    recently as global director of
                                                                    compliance at SSB Citi Asset
                                                                    Management Group from 1996
                                                                    to 2000. Mr. Goldenberg is a
                                                                    vice president and secretary of
                                                                    five investment companies
                                                                    (consisting of 44 portfolios) and
                                                                    a vice president and assistant
                                                                    secretary of 17 investment
                                                                    companies (consisting of 38
                                                                    portfolios) for which UBS
                                                                    Global AM or one of its
                                                                    affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

Kevin J. Mahoney*; 38        Vice President     Since 1999          Mr. Mahoney is a director and a
                             and Assistant                          senior manager of the mutual
                             Treasurer                              fund finance department of
                                                                    UBS Global AM. Prior to April
                                                                    1999, he was the manager of the
                                                                    mutual fund internal control
                                                                    group of Salomon Smith
                                                                    Barney. Mr. Mahoney is a vice
                                                                    president and assistant treasurer
                                                                    of 17 investment companies
                                                                    (consisting of 38 portfolios) for
                                                                    which UBS Global AM or one
                                                                    of its affiliates serves as
                                                                    investment advisor, sub-advisor
                                                                    or manager.

                                                 TERM OF OFFICE AND
                              POSITION(S) HELD     LENGTH OF TIME          PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS, AND AGE      WITH THE TRUST         SERVED+                DURING PAST 5 YEARS
---------------------------- ------------------ ------------------- ------------------------------------
Michael H. Markowitz**; 39   Vice President     Since 1998          Mr. Markowitz is an executive
                                                                    director, portfolio manager and
                                                                    head of U.S. short duration
                                                                    fixed income of UBS Global
                                                                    AM. He is also an executive
                                                                    director and portfolio manager
                                                                    of UBS Global Asset
                                                                    Management (Americas) Inc.,
                                                                    an affiliate of UBS Global AM.
                                                                    Mr. Markowitz is a vice
                                                                    president of five investment
                                                                    companies (consisting of 26
                                                                    portfolios) for which UBS
                                                                    Global AM or one of its
                                                                    affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

Robert Sabatino**; 30        Vice President     Since 2001          Mr. Sabatino is a director and
                                                                    portfolio manager of UBS
                                                                    Global AM in the short
                                                                    duration fixed income group
                                                                    (since October 2001). From
                                                                    1995 to 2001 he was a portfolio
                                                                    manager at Merrill Lynch
                                                                    Investment Managers
                                                                    responsible for the management
                                                                    of several retail and institutional
                                                                    money market funds. Mr.
                                                                    Sabatino is a vice president of
                                                                    one investment company
                                                                    (consisting of six portfolios) for
                                                                    which UBS Global AM or one
                                                                    of its affiliates serves as
                                                                    investment advisor, sub-advisor
                                                                    or manager.

                                             TERM OF OFFICE AND
                          POSITION(S) HELD     LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST         SERVED+               DURING PAST 5 YEARS
------------------------ ------------------ ------------------- -----------------------------------
Paul H. Schubert*; 41    Vice President     Since 1998          Mr. Schubert is an executive
                         and Treasurer                          director and head of the mutual
                                                                fund finance department of
                                                                UBS Global AM. Mr. Schubert
                                                                is treasurer and principal
                                                                accounting officer of three
                                                                investment companies
                                                                (consisting of 41 portfolios), a
                                                                vice president and treasurer of
                                                                18 investment companies
                                                                (consisting of 39 portfolios), and
                                                                treasurer and chief financial
                                                                officer of one investment
                                                                company (consisting of two
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

Joseph A. Varnas*; 36    President          Since 2003          Mr. Varnas is a managing
                                                                director (since March 2003),
                                                                chief technology officer (since
                                                                March 2001) and head of
                                                                product, technology and
                                                                operations of UBS Global AM
                                                                (since November 2002). From
                                                                2000 to 2001, he was manager
                                                                of product development in
                                                                Investment Consulting Services
                                                                at UBS Financial Services. Mr.
                                                                Varnas was a senior analyst in
                                                                the Global Securities Research
                                                                and Economics Group at
                                                                Merrill Lynch from 1995 to
                                                                1999. Mr. Varnas is president of
                                                                21 investment companies
                                                                (consisting of 80 portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

                                             TERM OF OFFICE AND
                          POSITION(S) HELD     LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST         SERVED+               DURING PAST 5 YEARS
------------------------ ------------------ ------------------- ----------------------------------
Keith A. Weller*; 42     Vice President     Since 1998          Mr. Weller is a director and
                         and Assistant                          senior associate general counsel
                         Secretary                              of UBS Global AM. Mr. Weller
                                                                is a vice president and assistant
                                                                secretary of 17 investment
                                                                companies (consisting of 38
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Officers are appointed by the trustees and serve at the pleasure of the board.


              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUNDS' SHARES





                                                                             AGGREGATE DOLLAR RANGE OF
                                                                        EQUITY SECURITIES IN ALL REGISTERED
                                                                          INVESTMENT COMPANIES OVERSEEN BY
                                                                          TRUSTEE FOR WHICH UBS GLOBAL AM
                                  DOLLAR RANGE OF EQUITY SECURITIES     OR AN AFFILIATE SERVES AS INVESTMENT
TRUSTEE                              IN SELECT MONEY MARKET FUND+        ADVISOR, SUB-ADVISOR OR MANAGER++
------------------------------   -----------------------------------   -------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander ...........                   None                              Over $100,000
Brian M. Storms ..............                   None                              $1 -- $10,000
INDEPENDENT TRUSTEES
Richard Q. Armstrong .........                   None                              Over $100,000
David J. Beaubien ............                   None                              Over $100,000
Richard R. Burt ..............                   None                                  None
Meyer Feldberg ...............                   None                              Over $100,000
Carl W. Schafer ..............                   None                           $50,001 -- $100,000
William D. White .............                   None                           $10,001 -- $50,000


----------
+ Information regarding ownership of Select Money Market Fund is as of December 31, 2003. Because Select Treasury Fund did not commence operations prior to December 31, 2003, ownership information for Select Treasury Fund is not shown.

++    Information regarding ownership is as of December 31, 2003.



                                  COMMITTEES


     The trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: Meyer Feldberg (chairperson), Carl W. Schafer and William D. White.


     The Audit and Contract Review Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls;
(iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent auditors, as well as determining the compensation thereof; and (iv) reviewing the performance by certain of a fund's service providers of their contracts and arrangements with a fund. In furtherance of its duties, the Audit and Contract Review Committee also is responsible for, among other things: obtaining assurance from a fund's independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent auditors; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit and Contract Review Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles. Absent actual knowledge to the contrary, Audit and Contract Review Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

     The Audit and Contract Review Committee reviews the performance by certain service providers of their contracts and arrangements with a fund and recommends to the board concerning the initial approval and/ or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the compensation paid by a fund. The Audit and Contract Review Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During Select Money Market Fund's fiscal year ended April 30, 2003, the Audit and Contract Review Committee held two meetings.

     The Nominating Committee is responsible for selecting and nominating for consideration by the full board candidates to be considered for election/appointment as additional Independent Trustees of the board. The Nominating Committee did not meet during the fiscal year ended April 30, 2003. The Nominating Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the Trust at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae.


    INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
            UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                  OR UNDER COMMON CONTROL WITH UBS GLOBAL AM


     As of December 31, 2003, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                 COMPENSATION

     Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephonic meeting attended. The chairperson of the Audit and Contract Review Committee receives annually $12,500. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and
(ii) one-half of the expense will be allocated according to the number of such funds (i.e., expense divided by number of funds yields per fund allocation). No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the trust's current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+

                                                             TOTAL COMPENSATION
                                            SELECT MONEY     FROM THE TRUST AND
NAME OF PERSON, POSITION                    MARKET FUND*     THE FUND COMPLEX**
----------------------------------------   --------------   -------------------
Richard Q. Armstrong, Trustee. .........       $11,395            $112,500
David J. Beaubien, Trustee .............        10,431             100,000
Richard R. Burt, Trustee ...............        10,431             100,000
Meyer Feldberg, Trustee ................        10,714             200,125
Carl W. Schafer, Trustee... ............        10,431             100,000
William D. White, Trustee ..............        10,431              67,500

----------
+ Only Independent Trustees are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; trustees who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees paid to each trustee during the fiscal year ended April 30, 2003. Select Treasury Fund had not commenced operations prior to that date.


** Represents fees paid during the calendar year ended December 31, 2003 to each board member by: (a) 22 investment companies in the case of Messrs. Armstrong, Beaubien, Burt, Schafer and White; and (b) 36 investment companies in the case of Mr. Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     As of December 31, 2003, trustees and officers owned in the aggregate less than 1% of the outstanding shares of Select Money Market Fund. As of December 31, 2003, Select Treasury Fund had not yet offered its shares to the public. Consequently, trustees and officers owned in the aggregate none of the outstanding shares of Select Treasury Fund as of December 31, 2003.


     As of December 31, 2003, the trust's records showed no shareholders as owning of record 5% or more of a class of a fund's shares, and the trust is not aware of any person who owns beneficially 5% or more of any class of Select Money Market Fund's shares.



                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as investment advisor and administrator of Select Money Market Fund and Select Treasury Fund pursuant to a separate contract with respect to each fund (each an "Advisory and Administration Contract" or "Contract"). Under an Advisory and Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of its average daily net assets.

     During each of the fiscal years indicated, Select Money Market Fund paid (or accrued) to UBS Global AM the following fees under its Advisory and Administration Contract, after giving effect to the following amounts in fee waivers. During these periods, UBS Global AM voluntarily waived a portion of its fees, as set forth below.


                                       FISCAL YEARS ENDED APRIL 30,
                              ----------------------------------------------
SELECT MONEY MARKET FUND           2003             2002            2001
---------------------------   --------------   -------------   -------------
Fee Amount Earned .........    $12,885,164      $8,867,739      $3,578,906
Fee Amount Waived .........        721,757       1,334,360         717,881


     Under the terms of each Advisory and Administration Contract, UBS Global AM bears all expenses incurred in a fund's operation other than the fee payable under the Advisory and Administration Contract, the fees payable pursuant to the shareholder service plan adopted by the trust with respect to a fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the Independent Trustees, interest, taxes, the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the trust or a fund is a party and of indemnifying officers and trustees of the trust).

     Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, each Advisory and Administration Contract requires that UBS Global AM reduce its management fee by an amount equal to those fees and expenses.

     Expenses borne by UBS Global AM under an Advisory and Administration Contract include the following (or a fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year),
(2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, (16) charges and expenses of any outside pricing service used to value portfolio securities, and (17) interest on borrowings.


     A fund's Advisory and Administration Contract is terminable (1) by the fund by vote of the board or by the holders of a majority of the outstanding voting securities of that fund at any time without penalty, on 60 days' written notice to UBS Global AM, and (2) by UBS Global AM at any time, without the payment of any penalty, on 60 days' written notice to the trust.


     At the trust's board meeting held on July 23, 2003, the board considered and approved the continuance of the Advisory and Administration Contract for Select Money Market Fund. Prior to the July meeting, the board's Audit and Contract Review Committee (comprised of the Independent Trustees) met to review and discuss the investment advisory and administration services provided to the Select Money Market Fund over the course of the year by UBS Global AM. In considering the continuance of the Contract, the Audit and Contract Review Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Contract, and the cost allocation methods used in calculating such expenses. The Audit and Contract Review Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.

     The Audit and Contract Review Committee also evaluated the performance of Select Money Market Fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, UBS Global AM's trade allocation procedures for its various investment advisory clients and UBS

Global AM's best execution procedures. Based on all of the above, as well as other factors and considerations, the Audit and Contract Review Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.

     The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the Contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM, and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to a fund, and the research services available to UBS Global AM by reason of portfolio transactions executed for the fund or other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the Advisory and Administration Contract were fair and reasonable, and the scope and quality of UBS Global AM's services to Select Money Market Fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract.


     At the November 12, 2003, meeting of the board of trustees of the trust, the board considered and approved the Advisory and Administration Contract for Select Treasury Fund. Prior to the meeting, the board's Audit and Contract Review Committee (comprised of the Independent Trustees) met to review and discuss the investment advisory and administration services to be provided to Select Treasury Fund. The Committee then reviewed and discussed the investment advisory and administration services to be provided to Select Treasury Fund. In considering approval of the Contract, the Committee analyzed the nature, quality and scope of such services. The Committee reviewed the ability of UBS Global AM to perform the services contemplated under the Contract, the advisory and administration fees and other expenses borne by certain similar funds not managed by UBS Global AM, and the revenues expected to be received and expenses anticipated to be incurred by UBS Global AM in performing the services required under the Contract, using, as a proxy for such expected revenues and anticipated expenses, the Committee's familiarity with information provided as part of its contract renewal materials for similar funds. The Committee also recognized that the proposed advisory and administration fee would encompass the Fund's ordinary operating expenses (other than the 25 basis points service fee for Financial Intermediary shares) as well as the Fund's customary advisory and administrative expenses.

     The Committee also reviewed the fees to be paid by the Select Treasury Fund in light of fees paid to UBS Global AM by other funds it advises, including consideration that the Fund was intended, in part, to provide a lower-cost investment alternative for shareholders of UBS LIR Treasury Securities Fund ("LIR Treasury Fund") and UBS LIR Government Securities Fund ("LIR Government Fund"), which UBS Global AM proposed to liquidate during 2004 (Select Treasury Fund is intended to replace LIR Treasury Fund and LIR Government Fund); that the proposed fees under the Contract were less than the fees paid by either LIR Treasury Fund or LIR Government Fund under its investment advisory and administration contract with UBS Financial Services Inc. (UBS Global AM served as sub-advisor to the LIR Treasury Fund and LIR Government Fund); and that the proposed services under the Contract were comparable to those provided to LIR Treasury Fund and to LIR Government Fund. The Committee also considered that the proposed fees under the Contract were equal to the fees paid by another UBS Global AM-advised money market fund under its investment advisory and administration contract with UBS Global AM. The Committee considered the advisory and administrative services required to implement Select Treasury Fund's investment objectives and strategies and other necessary operations, including consideration that the portfolio of Select Treasury Fund might require different skills and greater analysis and monitoring of investments than other UBS Global AM-advised funds which have similar investment objectives, policies and techniques because Select Treasury Fund may invest a substantial portion of its assets in repurchase agreements.

     The Audit and Contract Review Committee also evaluated the relevant investment advisory personnel, the need for compliance with Select Treasury Fund's investment restrictions and tax and reporting requirements. It also considered that Select Treasury Fund would receive the benefit of the procedures, policies and standards adopted by UBS Global AM with respect to funds in general and money market funds in particular, including UBS Global AM's code of ethics, UBS Global AM's trade allocation procedures for its various investment advisory clients and UBS Global AM's best execution procedures, and that these procedures as previously provided to the Board would be applied to the administration of the Select Treasury Fund. Based on all of the above, as well as other factors and considerations, no one of which was determined by the Committee to be more important than any other consideration, the Committee determined to recommend to the Board that the Board approve the proposed Contract for the Select Treasury Fund.


     The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the Contract. In this regard, the board evaluated the fees to be paid by the fund directly to UBS Global AM, and potential so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to a fund, and the research services available to UBS Global AM by reason of portfolio transactions executed for the fund or other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities and methodologies of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the Advisory and Administration Contract for Select Treasury Fund were fair and reasonable, and the scope and quality of UBS Global AM's proposed services to Select Treasury Fund were consistent with the fund's operational requirements and sufficient to approve the Advisory and Administration Contract.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to separate principal underwriting contracts for each fund (each a "Principal Underwriting Contract"). Each Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

     UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. These payments generally will not exceed the annual rate of 0.04% of the value of a fund's shares sold as a result of such selling efforts; however, UBS Global AM may pay firms a higher fee on certain very large omnibus accounts, up to the annual rate of 0.05% for a single account with assets of $1 billion or more. Payments to affiliated and unaffiliated dealers are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in a fund will be unaffected by these payments.

     UBS Global AM (not the funds) may pay fees to entities that make Institutional shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the entity, and will be paid monthly. UBS Global AM may pay affiliated or unaffiliated dealers a finder's fee at the annual rate of 0.01% where (1) UBS Global AM is paying shareholder servicing fees to a separate entity that makes Institutional shares available to others, and (2) the assets in this type of account reach at least $1.5 billion.

     UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.

     FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, savings associations, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of the funds for the benefit of their customers.

     The trust has adopted shareholder services plans with respect to the Financial Intermediary shares of the funds (each, a "Financial Intermediary Shares Plan" or "Plan").

     Each Plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees who are not "interested persons" as defined in the Investment Company Act of the trust, and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the relevant Disinterested Trustees.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the trust and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the trust's method of operations would affect the net asset value per share of a fund or result in a financial loss to any shareholder.

     Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

     The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with UBS Global AM in connection with their investments. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

     Financial Intermediary Shares Plans. UBS Global AM implements the Financial Intermediary Shares Plans by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. A service agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.

     Under the Financial Intermediary Shares Plans, each fund pays UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares of the fund held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as UBS Global AM or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

     During the fiscal years ended April 30, 2003 and 2002, neither fund had Financial Intermediary shares outstanding; hence, no payments were made to UBS Global AM under a Plan.

                            PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of a fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for a fund, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

     During the fiscal years ended April 30, 2003, 2002 and 2001, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

     As of April 30, 2003, Select Money Market Fund owned securities issued by the following companies which are regular broker-dealers for the fund:

SELECT MONEY MARKET FUND

ISSUER                                  TYPE OF SECURITY           VALUE
----------------------------------   ----------------------   ---------------
Goldman Sachs & Co.  . ...........   Repurchase Agreement      $150,000,000
Morgan Stanley & Co.  . ..........   Domestic Master Note      $150,000,000

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS; FINANCIAL INSTITUTIONS

     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.

     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions or their agents.


                              VALUATION OF SHARES

     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. The funds' net asset values per share are typically determined by the funds' custodian, State Street Bank and Trust Company ("State Street"), as of noon, Eastern time, 2:30 p.m., Eastern time, and 5:00 p.m., Eastern time on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of State Street; the funds' transfer agent, PFPC Inc.; and the New York City offices of UBS Global AM are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The funds' board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.



                                     TAXES

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer or in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Please note that dividends from the fund are not eligible for the reduced rate of tax that may apply to certain dividends on corporate stock.

                               OTHER INFORMATION

     DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation's shareholders, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the trust, Select Money Market Fund or Select Treasury Fund. However, the trust's Trust Instrument disclaims shareholder liability for acts or obligations of the trust or its funds. The Trust Instrument provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of a fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.


     CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.


     VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the trust will be voted separately, except when an aggregate vote of all the shares is required by law. Financial intermediaries holding Financial Intermediary shares for their own accounts must undertake to vote those shares in the same proportions as the vote of shares held for their customers.

     UBS Money Series does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of UBS Money Series may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the UBS Money Series.

     PRIOR NAMES. Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as Brinson Select Money Market Fund. Prior to May 9, 2001, UBS Money Series was known as "Mitchell Hutchins LIR Money Series," and its name was "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, UBS Money Series was known as "Mitchell Hutchins Institutional Series."

     CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 760 Moore Road, King of Prussia, PA 19406, serves as each fund's transfer and dividend disbursing agent.

     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

     AUDITORS. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditor for the funds.


                             FINANCIAL STATEMENTS


     Select Money Market Fund's Annual Report to Shareholders for its last fiscal year ended April 30, 2003, and Semi-Annual Report to Shareholders for the period ended October 31, 2003, are separate documents supplied with this SAI, and the financial statements and accompanying notes therein are incorporated herein by this reference. The report of Ernst & Young LLP appearing in Select Money Market Fund's Annual Report to Shareholders for its last fiscal year ended April 30, 2003, is also incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.



                              -------------------















(Copyright)  2004 UBS Global Asset Management (US) Inc.
All rights reserved.











                                                   [USB GLOBAL ASSET MANAGEMENT]




                                                                      UBS Select
                                                              Money Market Fund



                                                                     UBS Select
                                                                  Treasury Fund





                                          -------------------------------------
                                           Statement of Additional Information


                                                               April   , 2004


                                          -------------------------------------

PART C. OTHER INFORMATION

Item 23.  Exhibits
          --------

(1)        (a)      Trust Instrument 1/
                                     -

           (b)      Amendment to Trust Instrument effective July 28, 1999 2/
                                                                          -

           (c)      Amendment to Trust Instrument effective May 9, 2001 3/
                                                                        -

           (d)      Certificate of Amendment effective May 16, 2001 3/
                                                                    -

           (e)      Amendment to Trust Instrument effective April 8, 2002 4/
                                                                          -

           (f)      Certificate of Amendment (to be filed)

(2)        (a)      By-Laws 1/
                            -

           (b)      Certificate of Amendment to By-Laws dated December 19, 2001 4/
                                                                                -

           (c)      Certificate of Amendment to By-Laws dated February 15, 2002 4/
                                                                                -

(3)        Instruments defining the rights of holders of Registrant's shares of beneficial interest 5/
                                                                                                    -

(4)        (a)      Investment Advisory and Administration Contract for UBS Select Money Market Fund 2/
                                                                                                     -

           (b)      Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier
                    Tax-Free Money Market Fund 6/
                                               -

           (c)      Investment Advisory and Administration Contract for UBS Cash Reserves Fund 7/
                                                                                               -

           (d)      Investment Advisory and Administration Contract for UBS Liquid Assets Fund 7/
                                                                                               -

           (e)      Form of Investment Advisory and Administration Contract for UBS Select Treasury Fund (filed herewith)

(5)        (a)      Principal Underwriting Contract for UBS Select Money Market Fund 3/
                                                                                     -

           (b)      Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market
                    Fund 3/
                         -

           (c)      Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund 7/
                                                                                                -

           (d)      Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Money Market Fund 3/
                                                            -

           (e)      Amendment to Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services
                    Inc. with respect to UBS Select Money Market Fund 8/
                                                                      -

           (f)      Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Securities LLC with respect to UBS
                    Select Money Market Fund 3/
                                             -

           (g)      Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 7/
                                                                                 -

           (h)      Form of Principal Underwriting Contract for UBS Select Treasury Fund (filed herewith)

           (i)      Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Treasury Fund (to be filed)

(6)        Bonus, profit sharing or pension plans--none



                                       C-1

(7)        (a)      Custodian Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and
                    UBS Liquid Assets Fund 7/
                                           -

           (b)      Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS
                    Select Money Market Fund 9/
                                             -

           (c)      Letter Agreement making Custody Contract with State Street Bank and Trust Company  applicable to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/
                                                                                                -

           (d)      Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury
                    Fund (to be filed)

(8)        (a) (i)  Transfer Agency Agreement for UBS Select Money Market Fund 2/
                                                                               -

              (ii)  Transfer  Agency  Agreement for LIR Premier Money Market Fund and LIR Premier  Tax-Free Money
                    Market Fund 6/
                                -

             (iii)  Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund 3/
                                                                                              -

              (iv)  Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund 3/
                                                                                              -

               (v)  Amendment No. 1 to the Transfer Agency Agreement for UBS Select Money Market Fund 9/
                                                                                                      -

              (vi)  Amendment to the Transfer Agency and Related Services Agreement with PFPC Inc. to include
                    UBS Select Treasury Fund (to be filed)

           (b) (i)  Form of Shareholder Services Plan and Agreement for UBS Select Money Market Fund 3/
                                                                                                     -

           (b) (ii) Form of Shareholder Services Plan and Agreement for UBS Select Treasury Fund (to be filed)

(9)        Opinion and Consent of Counsel (filed herewith)

(10)       Other opinions, appraisals, rulings and consents:  Consent of Independent Auditors (filed herewith)

(11)       Omitted Financial Statements--none

(12)       Letter of Investment Intent 1/
                                       -

(13)       (a)      Plan of Distribution pursuant to Rule 12b-1 for LIR Premier Money Market Fund and LIR
                    Premier Tax-Free Money Market Fund 6/
                                                       -

           (b)      Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 6/

(14)       (a)      Plan Pursuant to Rule 18f-3 with respect to UBS Select Money Market Fund 3/

           (b)      Amendment to Plan Pursuant to Rule 18f-3 to include UBS Select Treasury Fund (to be filed)

(15)       Code of Ethics for Registrant and UBS Global Asset Management (US) Inc. 10/
                                                                                   --

(16)       (a)      Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Burt, Feldberg,
                    Schafer and White 11/
                                      --

           (b)      Powers of Attorney for Messrs. Storms and Varnas 12/
                                                                     --

------------------

1/       Incorporated by reference from Pre-Effective Amendment No. 1 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/       Incorporated by reference from Post-Effective Amendment No. 3 to the
- registration statement of UBS M0oney Series, SEC File No. 333-52965, filed September 1, 1999.

3/       Incorporated by reference from Post-Effective Amendment No. 10 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed August 29, 2001.

4/       Incorporated by reference from Post-Effective Amendment No. 11 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 30, 2002.

5/       Incorporated by reference from Articles IV, VI and X of Registrant's
-        Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

6/       Incorporated by reference from Post-Effective Amendment No. 7 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 28, 2000.

7/       Incorporated by reference from Post-Effective Amendment No. 8 to the
- registration statement of UBS Money Series, SEC File No. 33-52965, filed August 25, 2000.

8/       Incorporated by reference from Post-Effective Amendment No. 14 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed August 29, 2003.

9/       Incorporated by reference from Post-Effective Amendment No. 9 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 12, 2001.

10/      Incorporated by reference from Post-Effective Amendment No. 47 to the
-- registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2003.

11/      Incorporated by reference from Post-Effective Amendment No. 6 to the
-- registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

12/      Incorporated by reference from the registration statement on Form N-14
--       of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.




Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Section 2 of Article IX of the Trust Instrument, as amended ("Trust Instrument"),"Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant.
Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of each Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake or law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 or 11 of each Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Contract.

         Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10 or 11 of the Advisory and Administration Contracts, with respect to UBS Global AM.

         Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

                  UBS Global AM, a Delaware corporation, is a registered investment advisor and is also an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. Principal Underwriters
         ----------------------

                  (a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                  FRESCO INDEX SHARES FUNDS
                  GLOBAL HIGH INCOME DOLLAR FUND INC
                  INSURED MUNICIPAL INCOME FUND, INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                  LIQUID INSTITUTIONAL RESERVES
                  MANAGED HIGH YIELD PLUS FUND INC.
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  THE UBS FUNDS
                  UBS CASHFUND INC.
                  UBS INDEX TRUST
                  UBS INVESTMENT TRUST
                  UBS MANAGED MUNICIPAL TRUST
                  UBS MASTER SERIES, INC.
                  UBS MONEY SERIES
                  UBS MUNICIPAL MONEY MARKET SERIES
                  UBS MUTUAL FUNDS SECURITIES TRUST
                  UBS PACE SELECT ADVISORS TRUST
                  UBS RMA MONEY FUND INC.
                  UBS RMA TAX-FREE FUND INC.
                  UBS SERIES TRUST


                  (b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM, are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.

----------------------------------- --------------------------------- -------------------------------------------------
Name and Address                    Position(s) held with Registrant  Position and Offices with Underwriter
----------------                    --------------------------------  -------------------------------------
----------------------------------- --------------------------------- -------------------------------------------------
Debbie Baggett *                    Vice President                    Director and Portfolio Manager of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
W. Douglas Beck*                    Vice President                    Executive Director and Head of Mutual Fund
                                                                      Product Management of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Thomas Disbrow*                     Vice President and Assistant      Director and a Senior Manager of the Mutual
                                    Treasurer                         Fund Finance Department of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Amy R. Doberman*                    Vice President and Secretary      Managing Director and General Counsel of UBS
                                                                      Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Kris L. Dorr*                       Vice President                    Director and Portfolio Manager in the Short-
                                                                      Term Strategies Group of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------



                                      C-5

----------------------------------- --------------------------------- -------------------------------------------------
Elbridge T. Gerry III *             Vice President                    Managing Director - Fixed Income of UBS Global
                                                                      AM
----------------------------------- --------------------------------- -------------------------------------------------
David M. Goldenberg*                Vice President and Assistant      Executive Director and Deputy General Counsel
                                    Secretary                         of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Kevin J. Mahoney*                   Vice President and Assistant      Director and a Senior Manager of the Mutual
                                    Treasurer                         Fund Finance Department of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Michael H. Markowitz**              Vice President                    Executive Director, Portfolio Manager, and Head
                                                                      of U.S. Short Duration Fixed Income of UBS
                                                                      Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Robert Sabatino**                   Vice President                    Director and a Portfolio Manager of UBS Global
                                                                      AM in the Short Duration Fixed Income Group
----------------------------------- --------------------------------- -------------------------------------------------
Paul H. Schubert*                   Vice President and Treasurer      Executive Director and Head of the Mutual Fund
                                                                      Finance Department of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Brian M. Storms*                    Trustee and Chairman of the       Chief Executive Officer of UBS Global AM -
                                    Board of Trustees                 Americas Region
----------------------------------- --------------------------------- -------------------------------------------------
Joseph A. Varnas*                   President                         Managing Director, Chief Technology Officer,
                                                                      and Head of Product, Technology and Operations
                                                                      of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------
Keith A. Weller*                    Vice President and Assistant      Director and Senior Associate General Counsel
                                    Secretary                         of UBS Global AM
----------------------------------- --------------------------------- -------------------------------------------------

-----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, IL 60606.

(c)      None.

Item 28. Location of Accounts and Records
         --------------------------------

                  The books and other documents required by paragraphs (i)
(b)(4), (c) and (d) of Rule 31a-1 and (ii) (a)(3), (a)(4), (a)(5), (c) and (e)
of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 and at One North Wacker Drive, Chicago, IL 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

         Not applicable.


Item 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 23rd day of January, 2004.


                                 UBS MONEY SERIES

                                 By:      /s/ David M. Goldenberg
                                          ------------------------------
                                          David M. Goldenberg
                                          Vice President and Assistant Secretary

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                Title                                  Date
---------                                -----                                  ----
/s/  Margo N. Alexander                  Trustee                                January 23, 2004
-----------------------
Margo N. Alexander*


/s/ Richard Q. Armstrong                 Trustee                                January 23, 2004
------------------------
Richard Q. Armstrong*


/s/  David J. Beaubien                   Trustee                                January 23, 2004
----------------------
David J. Beaubien*


/s/  Richard R. Burt                     Trustee                                January 23, 2004
--------------------
Richard R. Burt*


/s/  Meyer Feldberg                      Trustee                                January 23, 2004
-------------------
Meyer Feldberg*


/s/  Carl W. Schafer                     Trustee                                January 23, 2004
--------------------
Carl W. Schafer*


/s/ Brian M. Storms                      Trustee and Chairman                   January 23, 2004
-------------------                      of the Board of Trustees
Brian M. Storms**

/s/  William D. White                    Trustee                                January 23, 2004
---------------------
William D. White*


/s/ Joseph A. Varnas                     President                              January 23, 2004
--------------------
Joseph A. Varnas***



                                      C-7

/s/ Paul H. Schubert                     Vice President and Treasurer           January 23, 2004
--------------------
Paul H. Schubert

------------

* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated June 30, 2003 and incorporated by reference from the registration statement of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated June 19, 2003 and incorporated by reference from the registration statement on Form N-14 of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.

                                UBS MONEY SERIES
                                  EXHIBIT INDEX



Exhibit
Number
------

(4)(e) Form of Investment Advisory and Administration Contract for UBS Select Treasury Fund

(5)(h)     Form of Principal Underwriting Contract for UBS Select Treasury Fund

(9)        Opinion and Consent of Counsel

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors